ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

The Company’s business objectives are focused on two main sectors: (1) financial services, conducted primarily through our wholly owned subsidiary, Chaince Securities, Inc., with Chaince Securities LLC and Ucon Capital (HK) Limited (together with its subsidiaries in China) engaged in investment banking and related business consultation services; and (2) blockchain and digital asset solutions, carried out through Mercurity Fintech Technology Holding Inc., which is engaged in distributed computing and storage services and digital asset technical services.

Set forth below is a detailed update of the business lines in which the Company currently operates.

Financial services

Since August 2022, the Company has been operating in the financial services sector, mainly providing business consultation services. For example, in November 2023, the Company entered into a consulting agreement with a U.S.-based logistics company to provide business consulting services, assisting the client in enhancing its corporate governance and internal accounting management in preparation for its public listing. For the years ended December 31, 2022, 2023, 2024, and the six months ended June 30, 2025, we generated revenues of $80,000, $160,000, $448,525, and $243,569, respectively, from our business consultation services.

The financial services business line has become the Company’s primary focus since March 2025, following FINRA’s approval, and now forms an integral part of the Company’s strategic landscape. Since the commencement of its operations, Chaince Securities, Inc. has primarily focused on providing financial services. Its subsidiary, Chaince Securities, LLC, is a FINRA-registered broker-dealer and registered investment advisor (RIA), offering investment banking and related business consulting services to companies conducting securities offerings in the U.S. capital markets, as well as investment solutions for institutions, high-net-worth individuals, and emerging issuers worldwide. The operations team is based in New York and actively conducts business with clients based in the U.S. Ucon Capital (HK) Limited (“Ucon”), together with its PRC subsidiary, Chaince (Shenzhen) Consulting Co., Ltd., provides business consulting services targeting clients in the Asia-Pacific region.

Blockchain and digital asset solutions

Mercurity Fintech Technology Holding Inc. (“MFH Tech”) has been engaged in blockchain and digital asset solutions, including distributed storage and computing services (mainly Filecoin mining operations), and digital asset technical services.

In December 2022, we acquired a batch of Web3 decentralized storage infrastructure, including cryptocurrency mining servers, cables, and other electronic devices, and commenced our Filecoin (“FIL”) mining operations. Our Filecoin mining facilities are located in New Jersey, United States, and are operated through Cologix US, Inc. For the years ended December 31, 2023, 2024, and the six months ended June 30, 2025, we generated revenues of $285,928, $513,405, and $208,008, respectively, from our Filecoin mining operations.

With the ongoing development of the digital asset industry and regulatory landscape, the Company’s accumulated experience positions it to expand its client base and further generate revenue from digital asset technical services. As of June 30, 2025, the Company’s digital asset technical services had not generated any revenue.

As of June 30, 2025, the Company’s subsidiaries are as follows:

	Date of	Place of	Percentage
	acquisition/	establishment/	of legal
	registration	incorporation	ownership
Subsidiaries:
Chaince Securities, Inc.	April 12, 2023	United States	100%
Chaince Securities, LLC	December 6, 2024	United States	100%
Ucon Capital (HK) Limited	May 21, 2019	Hong Kong	100%
Chaince (Shenzhen) Consulting Co., Ltd.	July 23, 2025	China	100%
Mercurity Fintech Technology Holding Inc.	July 15, 2022	United States	100%
*Mercurity Limited	May 21, 2019	British Virgin Islands	100%
*Beijing Lianji Future Technology Co., Ltd.	May 21, 2019	China	100%
*Aifinity Base Limited	February 5, 2025	Hong Kong	51%
*Yingke Precision (Shenzhen) Intelligent Manufacturing Technology Co., Ltd.	March 7, 2025	China	51%

*	Note: Mercurity Limited, Beijing Lianji Future Technology Co., Ltd., Aifinity Base Limited, and Yingke Precision (Shenzhen) Intelligent Manufacturing Technology Co., Ltd. have not actually conducted any business and we have decided to deregister them all.